Future Policy Benefits and Claims - Corporate (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Present value of expected future policy benefit payments
Future policy benefits	$ 31,931.0	$ 31,920.9	$ 29,022.1		$ 36,928.3
Corporate | Long-term care insurance
Present value of expected net premiums
Balance at beginning of period, Present value of expected net premiums	42.8	64.6	62.8
Effect of changes in discount rate assumptions at beginning of period	(3.0)	(3.6)	(14.0)	$ 17.6
Balance at beginning of period at original discount rate	39.8	61.0	48.8	49.1
Effect of changes in cash flow assumptions		(13.3)	10.0		2.8
Effect of actual variances from expected experience	(3.5)	(5.7)	4.1		(0.8)
Adjusted beginning of period balance at original discount rate	36.3	42.0	62.9		51.1
Interest accrual	1.1	2.9	3.3	2.9
Net premiums collected	(2.8)	(5.1)	(5.2)	(5.2)
Balance at end of period at original discount rate	34.6	39.8	61.0	48.8
Effect of changes in discount rate assumptions at end of period	1.5	3.0	3.6	14.0
Balance at end of period, Present value of expected net premiums	36.1	42.8	64.6	62.8
Present value of expected future policy benefit payments
Balance at beginning of period, Present value of expected future policy benefit payments	209.5	248.1	297.5	324.3
Effect of changes in discount rate assumptions at beginning of period	(20.0)	(18.9)	(89.5)	(111.1)
Balance at beginning of period at original discount rate	189.5	229.2	208.0	213.2
Effect of changes in cash flow assumptions		(40.5)	17.2		0.5
Effect of actual variances from expected experience	(0.2)	2.5	3.7		(4.6)
Adjusted beginning of period balance at original discount rate	189.3	191.2	228.9		209.1
Interest accrual	5.6	12.5	13.1	12.4
Benefit payments	(7.1)	(14.2)	(12.8)	(13.5)
Balance at end of period at original discount rate	187.8	189.5	229.2	208.0
Effect of changes in discount rate assumptions at end of period	10.1	20.0	18.9	89.5
Balance at end of period, Present value of expected future policy benefit payments	197.9	209.5	248.1	297.5
Future policy benefits	161.8	166.7	183.5	234.7	$ 257.6
Reinsurance Impact	$ (161.8)	$ (166.7)	$ (183.5)	$ (234.7)
Weighted-average duration for future policy benefits (in years)	9 years 9 months 18 days	10 years 4 months 24 days	11 years 9 months 18 days
Increase (decrease) to LFPB due to effect of changes in discount rate assumptions	$ (8.4)	$ 1.7	$ (60.2)